Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Detail of Premises and Equipment
The detail of premises and equipment at December 31, 2017 and 2016 is as follows:

	In Thousands
	2017	2016
Land	$17,022	17,022
Buildings	31,686	29,937
Leasehold improvements	425	368
Furniture and equipment	12,521	9,760
Automobiles	353	304
Construction-in-progress	10,895	2,851
	72,902	60,242
Less accumulated depreciation	(18,687)	(15,828)
	$54,215	44,414